JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

                       REVOLUTION ACCESS VARIABLE ANNUITY


                          SUPPLEMENT DATED MAY 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

                                  NEW YORK ONLY

Notwithstanding any language in the prospectus to the contrary, the V.A. Technology variable investment option is not currently available with respect to REVOLUTION ACCESS VARIABLE ANNUITY contracts delivered or issued for delivery in New York.